Organization and principal activities - Principal Subsidiaries and VIEs to conduct its business operations (Details)	12 Months Ended
	Dec. 31, 2019	May 11, 2018
Duowan BVI [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Beijing Huanju Shidai [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Shidai [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Engage L.P. [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	93.50%
Huya [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	38.70%	44.00%
Huya Technology [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	38.70%
Hago Singapore [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo Singapore [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo HK [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
BaiGuoYuan Technology [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou Huaduo [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou Huya [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	38.70%
Guangzhou BaiGuoYuan [Member]
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%